Cover	Oct. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 14, 2026
Entity File Number	333-267560
Entity Registrant Name	Cyber Enviro-Tech, Inc.
Entity Central Index Key	0001935092
Entity Tax Identification Number	86-3601702
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	6991 E. Camelback Road
Entity Address, Address Line Two	Suite D-300
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85251
City Area Code	307
Local Phone Number	200-2803
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false